Annual Fund Operating Expenses - Admiral - Vanguard Advice Select International Growth Fund - Admiral Shares	Nov. 09, 2021
Operating Expenses:
Management Fees	0.31%
12b-1 Distribution Fee	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.42%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.